Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Operating activities:
Net income	$ 19,264	119,642	141,965	98,213
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	172	1,066	(112)	(12)
Depreciation of property, plant and equipment	5,032	31,253	24,736	22,091
Amortization of intangible assets	744	4,621	4,621	1,384
Deferred income taxes	(31)	(194)	(4,771)	(6,951)
Provision for doubtful accounts	1,202	7,468	12,588	25,018
Cumulative interests on convertible notes	4,314	26,791
Amortization of debt issuance costs	493	3,062
Changes in operating assets and liabilities:
Non-current prepayments	244	1,513	3,408	3,474
Accounts receivable	537	3,334	(27,482)	(105,149)
Inventories	(1,398)	(8,678)	(2,988)	(3,622)
Prepaid expenses and other receivables	(559)	(3,470)	(1,673)	2,960
Accounts payable	571	3,547	1,297	(364)
Accrued expenses and other payables	6,775	42,080	9,441	5,286
Deferred revenue	46,684	289,942	167,657	115,758
Other non-current liabilities	7,468	46,380	30,384	14,058
Amounts due to related parties	1,752	10,881		(2,617)
Income tax payable	(155)	(960)	(5,213)	7,058
Trading securities	57	354
Net cash provided by operating activities	93,166	578,632	353,858	176,585
Investing activities:
Purchase of property, plant and equipment	(36,427)	(226,241)	(43,114)	(20,337)
Purchase of intangible assets			(80,188)
Deposit for acquisition of property, plant and equipment				(420)
Investment deposit	(34,321)	(213,160)
Proceeds from disposal of property, plant and equipment	72	450	357	88
Acquisition of other investment	(8,818)	(54,766)
Investment in available-for-sale equity securities				(13,245)
Net cash used in investing activities	(79,494)	(493,717)	(122,945)	(33,914)
Financing activities:
Repayment of bank loan	(7,245)	(45,000)	(45,000)	(45,000)
Proceeds from bank loan	8,050	50,000	45,000	45,000
Proceeds from issuance of shares upon public offering				211,007
Proceeds from issuance of shares upon exercise of warrants				11,785
Payment of offering and reverse recapitalization costs				(19,053)
Payment for repurchase of shares	(20,419)	(126,819)	(44,664)	(10,653)
Net proceeds from sale of treasury stock and acquisition of non-controlling interests	4,077	25,320
Contribution from non-controlling interests				55
Proceeds from issuance of convertible notes	117,617	730,493
Payment of debt issuance costs	(2,460)	(15,276)
Net cash provided by/(used in) financing activities	99,620	618,718	(44,664)	193,141
Effect of foreign currency exchange rate change on cash and cash equivalents	(619)	(3,845)	(3,325)	(5,260)
Net increase in cash and cash equivalents	112,673	699,788	182,924	330,552
Cash and cash equivalents at beginning of year	127,892	794,311	611,387	280,835
Cash and cash equivalents at end of year	240,565	1,494,099	794,311	611,387
Non-cash investing and financing activities:
Payable for acquisition of cord blood bank operating right				82,124
Payable for share repurchases	722	4,483
Payable for debt issuance costs	522	3,242
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	6,457	40,105	30,051	33,822
Cash refund during the year for income taxes	66	408	10,433
Cash paid for interest, net of capitalized interest	$ 565	3,512	3,287	2,643